Investment Objectives and Goals - Pabrai Wagons Fund	Feb. 09, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Pabrai Wagons ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Pabrai Wagons ETF (the “Fund”) seeks to achieve long-term capital appreciation.